Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deductible and Taxable Temporary Differences in Deferred Tax

	2017 €m	2016 €m

Reported in balance sheet after offset

Deferred tax liabilities	1,666	2,008
Deferred tax assets	(95)	(159)
Net deferred income tax liability	1,571	1,849

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit obligations (note 28)	72	119

Revaluation of derivative financial instruments to fair value	7	12

Tax loss carryforwards	132	150

Share-based payment expense	29	38

Provisions for liabilities and working capital-related items	157	350

Other deductible temporary differences	145	83
Total	542	752

Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences)
Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	2,089	2,569

Revaluation of derivative financial instruments to fair value	11	18

Rolled-over capital gains	13	14
Total	2,113	2,601

Summary of Movement in Net Deferred Income Tax Liability
Movement in net deferred income tax liability

At 1 January	1,849	1,874

Translation adjustment	(173)	41

Net income for the year (note 11) (ii)	(265)	(15)

Arising on acquisition (note 31)	132	(35)

Reclassified as held for sale	(14)	-

Disposal (note 5)	2	(1)

Movement in deferred tax asset on Group retirement benefit obligations	33	(3)

Movement in deferred tax asset on share-based payment expense	7	(12)
At 31 December	1,571	1,849

(i)	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.

(ii)	The net income for the year includes an expense of €1 million (2016: €2 million) relating to discontinued operations.